DEBT (Details) - Schedule of Debt (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
DEBT (Details) - Schedule of Debt [Line Items]
Total Debt	$ 2,800,460	$ 2,711,183
Mortgages [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Payable	1,726,186	1,832,638	1,774,822
Secured Debt [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Payable	32,913	41,687	0
Loans Payable [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Payable	1,759,099	1,874,325	1,774,822
Discount on	0	0	0
Convertible Debt [Member] | Notes with 10% Interest [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible notes	296,476	155,000	0
Convertible Debt [Member] | Notes with 9.9% Interest [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible notes	275,000	275,000	275,000
Convertible Debt [Member] | Notes with 8% Interest [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible notes	99,000	0	113,000
Convertible Debt [Member] | Notes with 7% Interest [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible notes	510,354	496,097	260,000
Convertible Debt [Member] | Notes with 5% Interest [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible notes	377,700	175,050	126,500
Convertible Debt [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible notes	1,041,361	836,858	608,193
Total Debt		2,711,183	2,383,015
Discount on	$ (517,169)	$ (264,389)	$ (166,307)